Stock Based Compensation Plans:	9 Months Ended
Sep. 30, 2013
Stock Based Compensation Plans: [Abstract]
Stock Based Compensation Plans:

Note 9.          Stock Based Compensation Plans:

Equity Incentive Plans

The shareholders approved on June 27, 2012, the 2012 Equity Incentive Plan (the "2012 Plan") to replace the Company's previous equity incentive plans: the 1997 Equity Incentive Plan (the "1997 Plan") and the 2008 Venezuelan Equity Incentive Plan (the "Venezuelan Plan"), both of which were terminated as they relate to future stock option grants. The 2012 Plan permits the grants of stock options of up to 10% of the issued and outstanding common shares of the Company on a rolling basis. As of September 30, 2013 there were 2,083,180 options available for grant. The grants are made for terms of up to ten years with vesting periods as required by the TSXV and as may be determined by a committee established pursuant to the 2012 Plan, or in certain cases, by the Company's board of directors.

Share option transactions for the nine months ended September 30, 2013 and 2012 are as follows:

	2013		2012
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	6,753,188	$ 1.77	5,185,188	$ 1.42
Options exercised	(1,491,020)	0.43	(52,500)	1.56
Options granted	250,000	3.00	1,620,500	2.89
Options outstanding - end of period	5,512,168	$ 2.19	6,753,188	$ 1.77

Options exercisable - end of period	3,893,418	$ 2.32	3,900,238	$ 1.56

The following table relates to stock options at September 30, 2013:

	Outstanding Options				Exercisable Options
Exercise Price Range	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$0.29 - $0.73	69,168	$0.50	$190,437	0.31	69,168	$0.50	$190,437	0.31
$1.82 - $1.82	2,622,500	$1.82	3,750,175	2.26	1,953,750	$1.82	2,793,863	2.26
$1.92 - $1.92	950,000	$1.92	1,263,500	7.69	-	-	-	-
$2.89 - $2.89	1,620,500	$2.89	583,380	3.33	1,620,500	$2.89	583,380	3.33
$3.00 - $3.00	250,000	$3.00	62,500	4.70	250,000	$3.00	62,500	4.70
$0.29 - $3.00	5,512,168	$2.19	$5,849,992	3.60	3,893,418	$2.32	$3,630,180	2.83

During the nine months ended September 30, 2013 and 2012, the Company granted 0.25 million and 1.6 million options, respectively. The Company recorded non-cash compensation expense during 2013 and 2012 of $0.5 million and $2.3 million, respectively, for stock options granted in 2013 and prior periods. As of September 30, 2013, compensation expense of $0.1 million related to unvested options remains to be recognized over the remaining vesting period.

The weighted average grant date fair value of options granted during the nine months ended September 30, 2013 and 2012 was calculated at $0.98 and $1.22, respectively. The fair value of options granted was determined using the Black-Scholes model based on the following weighted average assumptions:

	2013	2012
Risk free interest rate	0.34%	0.29%
Expected term	2.0 years	2.9 years
Expected volatility	59%	65%
Dividend yield	nil	nil

The risk free interest rate is based on the US Treasury rate on the date of grant for a period equal to the expected term of the option. The expected term is based on historical exercise experience and expected post-vesting behavior. The expected volatility is based on historical volatility of the Company's stock over a period equal to the expected term of the option.

Restricted Stock

 During the nine months ended September 30, 2012, the Company issued 0.7 million shares of restricted stock to employees and directors of the Company. No shares have been issued in 2013. The fair value of restricted stock issued as compensation is based on the grant date market value and expensed over the vesting period. The Company recorded non-cash compensation expense during the nine months ended September 30, 2013 and 2012 of $5,827 and $2.0 million, respectively, for stock granted in 2012 and prior periods. Future issuance of restricted stock is currently not provided for in the 2012 Plan.

Retention Units Plan

The Company also maintains the Gold Reserve Director and Employee Retention Plan.  Units granted under the plan become fully vested and payable upon achievement of certain milestones related to the Brisas Project or in the event of a change of control.  The Company's Board of Directors has considered, but not acted upon alternative vesting provisions for the units to more adequately reflect the current business objectives of the Company. Each unit granted to a participant entitles such person to receive a cash payment equal to the fair market value of one Gold Reserve Class A Common Share (1) on the date the unit was granted or (2) on the date any such participant becomes entitled to payment, whichever is greater.  As of September 30, 2013 an aggregate of 1,457,500 unvested units have been granted to directors and executive officers of the Company and 315,000 units have been granted to other employees.  The Company currently does not accrue a liability for these units as events required for vesting of the units have not yet occurred. The minimum value of these units, based on the grant date value of the Class A shares, was approximately $7.7 million.